Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 37,879
Gains or losses (realized/ unrealized), included in earnings	[1]	4,443
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	578
Gains or losses (realized/ unrealized), total		5,021
Purchases	[3]	37,871
Sales		(1,080)
Settlements	[4]	(18,498)
Transfers in and/or out of Level 3 (net)		0
Ending Balance		61,193		¥ 37,879
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,192
Investment funds | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		37,879
Gains or losses (realized/ unrealized), included in earnings	[1]	4,443
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	578
Gains or losses (realized/ unrealized), total		5,021
Purchases	[3]	37,871
Sales		(1,080)
Settlements	[4]	(18,498)
Transfers in and/or out of Level 3 (net)		0
Ending Balance		61,193		37,879
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,192
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		15,008		22,116		¥ 37,855
Gains or losses (realized/ unrealized), included in earnings		(5,483)	[1]	(11,191)	[5]	(22,398)	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income		0	[2]	0	[6]	0	[6]
Gains or losses (realized/ unrealized), total		(5,483)		(11,191)		(22,398)
Purchases	[3]	3,572		5,385		8,309
Sales		0		0		0
Settlements	[4]	(648)		(1,302)		(1,650)
Transfers in and/or out of Level 3 (net)		0		0		0
Ending Balance		12,449		15,008		22,116
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(5,483)	[1]	(11,191)	[5]	(22,398)	[5]
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[7]	444,010		605,520		795,001
Gains or losses (realized/ unrealized), included in earnings	[7]	7,874	[1]	(19,265)	[5]	3,651	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income	[7]	321	[2]	0	[6]	0	[6]
Gains or losses (realized/ unrealized), total	[7]	8,195		(19,265)		3,651
Purchases	[3],[7]	0		0		0
Sales	[7]	0		0		0
Settlements	[4],[7]	(75,617)		(180,775)		(185,830)
Transfers in and/or out of Level 3 (net)	[7]	0		0		0
Ending Balance	[7]	360,198		444,010		605,520
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[7]	7,874	[1]	(19,265)	[5]	3,651	[5]
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[8]	15,008		22,116		37,855
Gains or losses (realized/ unrealized), included in earnings	[8]	(5,483)	[1]	(11,191)	[5]	(22,398)	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income	[8]	0	[2]	0	[6]	0	[6]
Gains or losses (realized/ unrealized), total	[8]	(5,483)		(11,191)		(22,398)
Purchases	[3],[8]	3,572		5,385		8,309
Sales	[8]	0		0		0
Settlements	[4],[8]	(648)		(1,302)		(1,650)
Transfers in and/or out of Level 3 (net)	[8]	0		0		0
Ending Balance	[8]	12,449		15,008		22,116
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[8]	(5,483)	[1]	(11,191)	[5]	(22,398)	[5]
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		444,010		605,520		795,001
Gains or losses (realized/ unrealized), included in earnings		7,874	[1]	(19,265)	[5]	3,651	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income		321	[2]	0	[6]	0	[6]
Gains or losses (realized/ unrealized), total		8,195		(19,265)		3,651
Purchases	[3]	0		0		0
Sales		0		0		0
Settlements	[4]	(75,617)		(180,775)		(185,830)
Transfers in and/or out of Level 3 (net)		0		0		0
Ending Balance		360,198		444,010		605,520
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		7,874	[1]	(19,265)	[5]	3,651	[5]
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		120,917		124,516		99,522
Gains or losses (realized/ unrealized), included in earnings	[5]			3,690		287
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(5,717)		10,106
Gains or losses (realized/ unrealized), total				(2,027)		10,393
Purchases	[3]			79,925		37,212
Sales				(37,942)		(6,545)
Settlements	[4]			(43,555)		(16,066)
Transfers in and/or out of Level 3 (net)				0		0
Ending Balance				120,917		124,516
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			(35)		98
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,037		1,618		5
Gains or losses (realized/ unrealized), included in earnings	[5]			0		0
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			2		(3)
Gains or losses (realized/ unrealized), total				2		(3)
Purchases	[3]			2,050		1,800
Sales				0		0
Settlements	[4]			(633)		(184)
Transfers in and/or out of Level 3 (net)				0		0
Ending Balance				3,037		1,618
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			0		0
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		36,010		57,858		38,493
Gains or losses (realized/ unrealized), included in earnings	[5]			1,664		202
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(3,248)		2,674
Gains or losses (realized/ unrealized), total				(1,584)		2,876
Purchases	[3]			1,858		21,871
Sales				(3,347)		(466)
Settlements	[4]			(18,775)		(4,916)
Transfers in and/or out of Level 3 (net)				0		0
Ending Balance				36,010		57,858
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			(97)		23
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		81,870		65,040		61,024
Gains or losses (realized/ unrealized), included in earnings	[5]			2,026		85
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(2,471)		7,435
Gains or losses (realized/ unrealized), total				(445)		7,520
Purchases	[3]			76,017		13,541
Sales				(34,595)		(6,079)
Settlements	[4]			(24,147)		(10,966)
Transfers in and/or out of Level 3 (net)				0		0
Ending Balance				81,870		65,040
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			62		75
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		37,879		27,801		17,751
Gains or losses (realized/ unrealized), included in earnings	[5]			4,169		639
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(1,976)		475
Gains or losses (realized/ unrealized), total				2,193		1,114
Purchases	[3]			26,991		14,521
Sales				(19,106)		(5,585)
Settlements	[4]			0		0
Transfers in and/or out of Level 3 (net)				0		0
Ending Balance				37,879		27,801
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			4,274		581
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		37,879		27,801		17,751
Gains or losses (realized/ unrealized), included in earnings	[5]			4,169		639
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(1,976)		475
Gains or losses (realized/ unrealized), total				2,193		1,114
Purchases	[3]			26,991		14,521
Sales				(19,106)		(5,585)
Settlements	[4]			0		0
Transfers in and/or out of Level 3 (net)				0		0
Ending Balance				37,879		27,801
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			4,274		581
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,291		5,233		8,208
Gains or losses (realized/ unrealized), included in earnings		2,981	[1]	(3,356)	[5]	(4,141)	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income		0	[2]	0	[6]	0	[6]
Gains or losses (realized/ unrealized), total		2,981		(3,356)		(4,141)
Purchases	[3]	0		2,024		2,480
Sales		0		0		0
Settlements	[4]	0		(1,610)		(1,314)
Transfers in and/or out of Level 3 (net)		0		0		0
Ending Balance		5,272		2,291		5,233
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		2,981	[1]	(3,356)	[5]	(4,141)	[5]
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,291		5,233		8,208
Gains or losses (realized/ unrealized), included in earnings		2,981	[1]	(3,356)	[5]	(4,141)	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income		0	[2]	0	[6]	0	[6]
Gains or losses (realized/ unrealized), total		2,981		(3,356)		(4,141)
Purchases	[3]	0		2,024		2,480
Sales		0		0		0
Settlements	[4]	0		(1,610)		(1,314)
Transfers in and/or out of Level 3 (net)		0		0		0
Ending Balance		5,272		2,291		5,233
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		2,981	[1]	(3,356)	[5]	¥ (4,141)	[5]
Available-for-sale Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		120,917
Gains or losses (realized/ unrealized), included in earnings	[1]	1,912
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	2,020
Gains or losses (realized/ unrealized), total		3,932
Purchases	[3]	44,163
Sales		(23,241)
Settlements	[4]	(27,221)
Transfers in and/or out of Level 3 (net)		(18,103)
Ending Balance		100,447		120,917
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	268
Available-for-sale Debt Securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,037
Gains or losses (realized/ unrealized), included in earnings	[1]	0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	4
Gains or losses (realized/ unrealized), total		4
Purchases	[3]	3,100
Sales		0
Settlements	[4]	(981)
Transfers in and/or out of Level 3 (net)		1,998
Ending Balance		7,158		3,037
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0
Available-for-sale Debt Securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		36,010
Gains or losses (realized/ unrealized), included in earnings	[1]	1,034
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	546
Gains or losses (realized/ unrealized), total		1,580
Purchases	[3]	1,304
Sales		(6,711)
Settlements	[4]	(8,777)
Transfers in and/or out of Level 3 (net)		(23,406)
Ending Balance		0		36,010
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0
Available-for-sale Debt Securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		81,870
Gains or losses (realized/ unrealized), included in earnings	[1]	1,431
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,334
Gains or losses (realized/ unrealized), total		2,765
Purchases	[3]	39,759
Sales		(16,530)
Settlements	[4]	(17,463)
Transfers in and/or out of Level 3 (net)		0
Ending Balance		90,401		81,870
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	268
Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0
Gains or losses (realized/ unrealized), included in earnings	[1]	(553)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	136
Gains or losses (realized/ unrealized), total		(417)
Purchases	[3]	0
Sales		0
Settlements	[4]	0
Transfers in and/or out of Level 3 (net)		3,305
Ending Balance		2,888		¥ 0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	¥ 0

[1]	Principally, gains and losses from available-for-sale debt securities are included in "Gains on investment securities and dividends", "Write-downs of securities" or "Life insurance premiums and related investment income"; equity securities are included in "Gains on investment securities and dividends" and derivative assets and liabilities (net) are included in "Other (income) and expense, net" respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale debt securities are included in "Net change of unrealized gains (losses) on investment in securities" and "Net change of foreign currency translation adjustments", unrealized gains and losses from equity securities are included mainly in "Net change of foreign currency translation adjustments", unrealized gains and losses from policy liabilities and policy account balances are included in "Net change of debt valuation adjustments."
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	Principally, gains and losses from available-for-sale securities are included in "Gains on investment securities and dividends", "Write-downs of securities" or "Life insurance premiums and related investment income"; other securities are included in "Gains on investment securities and dividends" and derivative assets and liabilities (net) are included in "Other (income) and expense, net" respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
[6]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities" and "Net change of foreign currency translation adjustments." Additionally, unrealized gains and losses from other securities are included mainly in "Net change of foreign currency translation adjustments."
[7]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[8]	"Included in earnings" in the above table includes changes in the fair value of reinsurance contracts recorded in "Life insurance costs" and reinsurance premiums, net of reinsurance benefits received, recorded in "Life insurance premiums and related investment income."